Annual Total Returns (Vanguard Health Care Index Fund - Admiral Shares Retail) (Vanguard Health Care Index Fund, Vanguard Health Care Index Fund - Admiral Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Annual Total Return
2013	42.68%
2012	19.10%
2011	10.57%
2010	5.75%
2009	21.99%
2008	(23.53%)
2007	7.75%
2006	6.58%
2005	8.21%